Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	52
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$266,902.09

Principal:
Principal Collections	$5,357,957.96
Prepayments in Full	$1,612,403.71
Liquidation Proceeds	$24,687.04
Recoveries	$61,553.30
Sub Total	$7,056,602.01
Collections	$7,323,504.10

Purchase Amounts:
Purchase Amounts Related to Principal	$180,752.52
Purchase Amounts Related to Interest	$1,082.57
Sub Total	$181,835.09

Clean-up Call	$60,390,291.29

Reserve Account Draw Amount	$12,190,722.41

Available Funds - Total	$80,086,352.89

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	52
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$80,086,352.89
Servicing Fee	$56,320.38	$56,320.38	$0.00	$0.00	$80,030,032.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$80,030,032.51
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$80,030,032.51
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$80,030,032.51
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$80,030,032.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$80,030,032.51
Interest - Class B Notes	$37,815.05	$37,815.05	$0.00	$0.00	$79,992,217.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$79,992,217.46
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$79,943,550.96
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$79,943,550.96
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$79,883,925.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$79,883,925.21
Regular Principal Payment	$63,646,412.39	$63,646,412.39	$0.00	$0.00	$16,237,512.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$16,237,512.82
Residual Released to Depositor	$0.00	$16,237,512.82	$0.00	$0.00	$0.00
Total		$80,086,352.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$63,646,412.39
Total					$63,646,412.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$19,066,412.39	$570.17	$37,815.05	$1.13	$19,104,227.44	$571.30
Class C Notes	$22,290,000.00	$1,000.00	$48,666.50	$2.18	$22,338,666.50	$1,002.18
Class D Notes	$22,290,000.00	$1,000.00	$59,625.75	$2.68	$22,349,625.75	$1,002.68
Total	$63,646,412.39	$55.97	$146,107.30	$0.13	$63,792,519.69	$56.10

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	52

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$19,066,412.39	0.5701678	$0.00	0.0000000
Class C Notes	$22,290,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$22,290,000.00	1.0000000	$0.00	0.0000000
Total	$63,646,412.39	0.0559721	$0.00	0.0000000

Pool Information
Weighted Average APR	4.843%	4.893%
Weighted Average Remaining Term	15.73	15.09
Number of Receivables Outstanding	11,957	11,305
Pool Balance	$67,584,459.31	$60,390,291.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$63,646,412.39	$56,974,483.85
Pool Factor	0.0554393	0.0495379

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$3,415,807.44
Targeted Overcollateralization Amount	$3,415,807.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,390,291.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$12,190,722.41
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(12,190,722.41)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	April 2015
Payment Date	5/15/2015
Transaction Month	52

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		56	$18,366.79
(Recoveries)		107	$61,553.30
Net Losses for Current Collection Period			$(43,186.51)
Cumulative Net Losses Last Collection Period			$8,426,394.67
Cumulative Net Losses for all Collection Periods			$8,383,208.16

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.77)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.57%	251	$2,156,569.72
61-90 Days Delinquent	0.28%	18	$170,867.09
91-120 Days Delinquent	0.25%	14	$152,208.51
Over 120 Days Delinquent	1.64%	84	$992,760.39
Total Delinquent Receivables	5.75%	367	$3,472,405.71

Repossession Inventory:
Repossessed in the Current Collection Period		10	$82,474.25
Total Repossessed Inventory		12	$127,772.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5325%
Preceding Collection Period			1.4294%
Current Collection Period			(0.8099)%
Three Month Average			0.3840%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.9437%
Preceding Collection Period			1.0120%
Current Collection Period			1.0261%
Three Month Average			0.9939%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer